Expense Example - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381